Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2023	$ 4,982	$ 121,068	$ (969)	$ (96,741)	$ 28,340
Balance (in Shares) at Dec. 31, 2023	11,452,672
Exercise of options	$ 1	8			9
Exercise of options (in Shares)	1,840
Share-based compensation		785			785
Net loss				(8,405)	(8,405)
Balance at Jun. 30, 2024	$ 4,983	121,861	(969)	(105,146)	20,729
Balance (in Shares) at Jun. 30, 2024	11,454,512
Balance at Mar. 31, 2024	$ 4,983	121,369	(969)	(100,936)	24,447
Balance (in Shares) at Mar. 31, 2024	11,454,512
Share-based compensation		492			492
Net loss				(4,210)	(4,210)
Balance at Jun. 30, 2024	$ 4,983	121,861	(969)	(105,146)	20,729
Balance (in Shares) at Jun. 30, 2024	11,454,512
Balance at Dec. 31, 2024	$ 4,983	122,801	(969)	(113,350)	$ 13,465
Balance (in Shares) at Dec. 31, 2024	11,454,512				11,454,512
Issuance of ordinary shares and warrants, net of issuance costs of $498	$ 509	2,593			$ 3,102
Issuance of ordinary shares and warrants, net of issuance costs of $498 (in Shares)	1,200,002
Issuance of ordinary shares in connection with equity incentive plans
Issuance of ordinary shares in connection with equity incentive plans (in Shares)	61,500
Share-based compensation		737			737
Net loss				(4,799)	(4,799)
Balance at Jun. 30, 2025	$ 5,492	126,131	(969)	(118,149)	$ 12,505
Balance (in Shares) at Jun. 30, 2025	12,716,014				12,716,014
Balance at Mar. 31, 2025	$ 4,983	123,185	(969)	(114,802)	$ 12,397
Balance (in Shares) at Mar. 31, 2025	11,454,512
Issuance of ordinary shares and warrants, net of issuance costs of $498	$ 509	2,593			3,102
Issuance of ordinary shares and warrants, net of issuance costs of $498 (in Shares)	1,200,002
Issuance of ordinary shares in connection with equity incentive plans
Issuance of ordinary shares in connection with equity incentive plans (in Shares)	61,500
Share-based compensation		353			353
Net loss				(3,347)	(3,347)
Balance at Jun. 30, 2025	$ 5,492	$ 126,131	$ (969)	$ (118,149)	$ 12,505
Balance (in Shares) at Jun. 30, 2025	12,716,014				12,716,014